Distribution Date:	01/18/23	Benchmark 2018-B5 Mortgage Trust
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2018-B5

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Kunal Singh	(212) 834-5467

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	LD II Sub II, LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08160BAA2	3.257800%	22,312,000.00	2,998,622.68	456,412.55	8,140.76	0.00	0.00	464,553.31	2,542,210.13	30.58%	30.00%
A-2	08160BAB0	4.076500%	195,734,000.00	195,734,000.00	0.00	664,924.71	0.00	0.00	664,924.71	195,734,000.00	30.58%	30.00%
A-3	08160BAC8	3.943600%	195,000,000.00	195,000,000.00	0.00	640,835.00	0.00	0.00	640,835.00	195,000,000.00	30.58%	30.00%
A-4	08160BAD6	4.207600%	280,117,000.00	280,117,000.00	0.00	982,183.57	0.00	0.00	982,183.57	280,117,000.00	30.58%	30.00%
A-SB	08160BAE4	4.158300%	34,230,000.00	34,230,000.00	0.00	118,615.51	0.00	0.00	118,615.51	34,230,000.00	30.58%	30.00%
A-S	08160BAH7	4.418900%	106,511,000.00	106,511,000.00	0.00	392,217.88	0.00	0.00	392,217.88	106,511,000.00	20.13%	19.75%
B	08160BAJ3	4.569700%	44,163,000.00	44,163,000.00	0.00	168,176.38	0.00	0.00	168,176.38	44,163,000.00	15.80%	15.50%
C	08160BAK0	4.606737%	42,864,000.00	42,864,000.00	0.00	164,552.66	0.00	0.00	164,552.66	42,864,000.00	11.60%	11.37%
D	08160BAL8	3.106737%	18,964,000.00	18,964,000.00	0.00	49,096.81	0.00	0.00	49,096.81	18,964,000.00	9.74%	9.55%
E-RR	08160BAR5	4.606737%	31,694,000.00	31,694,000.00	0.00	121,671.61	0.00	0.00	121,671.61	31,694,000.00	6.63%	6.50%
F-RR	08160BAT1	4.606737%	19,483,000.00	19,483,000.00	0.00	74,794.22	0.00	0.00	74,794.22	19,483,000.00	4.71%	4.63%
G-RR	08160BAV6	4.606737%	10,392,000.00	10,392,000.00	0.00	39,894.35	0.00	0.00	39,894.35	10,392,000.00	3.70%	3.62%
NR-RR*	08160BAX2	4.606737%	37,668,160.00	37,668,160.00	0.00	144,165.67	0.00	0.00	144,165.67	37,668,160.00	0.00%	0.00%
R	08160BBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08160BAZ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,039,132,160.00	1,019,818,782.68	456,412.55	3,569,269.13	0.00	0.00	4,025,681.68	1,019,362,370.13

X-A	08160BAF1	0.471776%	833,904,000.00	814,590,622.68	0.00	320,253.47	0.00	0.00	320,253.47	814,134,210.13
X-B	08160BAG9	0.037037%	44,163,000.00	44,163,000.00	0.00	1,363.07	0.00	0.00	1,363.07	44,163,000.00
X-D	08160BAN4	1.500000%	18,964,000.00	18,964,000.00	0.00	23,705.00	0.00	0.00	23,705.00	18,964,000.00
Notional SubTotal			897,031,000.00	877,717,622.68	0.00	345,321.54	0.00	0.00	345,321.54	877,261,210.13

Deal Distribution Total					456,412.55	3,914,590.67	0.00	0.00	4,371,003.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08160BAA2	134.39506454	20.45592282	0.36486016	0.00000000	0.00000000	0.00000000	0.00000000	20.82078299	113.93914172
A-2	08160BAB0	1,000.00000000	0.00000000	3.39708334	0.00000000	0.00000000	0.00000000	0.00000000	3.39708334	1,000.00000000
A-3	08160BAC8	1,000.00000000	0.00000000	3.28633333	0.00000000	0.00000000	0.00000000	0.00000000	3.28633333	1,000.00000000
A-4	08160BAD6	1,000.00000000	0.00000000	3.50633332	0.00000000	0.00000000	0.00000000	0.00000000	3.50633332	1,000.00000000
A-SB	08160BAE4	1,000.00000000	0.00000000	3.46525007	0.00000000	0.00000000	0.00000000	0.00000000	3.46525007	1,000.00000000
A-S	08160BAH7	1,000.00000000	0.00000000	3.68241665	0.00000000	0.00000000	0.00000000	0.00000000	3.68241665	1,000.00000000
B	08160BAJ3	1,000.00000000	0.00000000	3.80808324	0.00000000	0.00000000	0.00000000	0.00000000	3.80808324	1,000.00000000
C	08160BAK0	1,000.00000000	0.00000000	3.83894784	0.00000000	0.00000000	0.00000000	0.00000000	3.83894784	1,000.00000000
D	08160BAL8	1,000.00000000	0.00000000	2.58894801	0.00000000	0.00000000	0.00000000	0.00000000	2.58894801	1,000.00000000
E-RR	08160BAR5	1,000.00000000	0.00000000	3.83894775	0.00000000	0.00000000	0.00000000	0.00000000	3.83894775	1,000.00000000
F-RR	08160BAT1	1,000.00000000	0.00000000	3.83894780	0.00000000	0.00000000	0.00000000	0.00000000	3.83894780	1,000.00000000
G-RR	08160BAV6	1,000.00000000	0.00000000	3.83894823	0.00000000	0.00000000	0.00000000	0.00000000	3.83894823	1,000.00000000
NR-RR	08160BAX2	1,000.00000000	0.00000000	3.82725543	0.01169237	2.15945483	0.00000000	0.00000000	3.82725543	1,000.00000000
R	08160BBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08160BAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08160BAF1	976.83980732	0.00000000	0.38404117	0.00000000	0.00000000	0.00000000	0.00000000	0.38404117	976.29248706
X-B	08160BAG9	1,000.00000000	0.00000000	0.03086452	0.00000000	0.00000000	0.00000000	0.00000000	0.03086452	1,000.00000000
X-D	08160BAN4	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/22 - 12/30/22	30	0.00	8,140.76	0.00	8,140.76	0.00	0.00	0.00	8,140.76	0.00
A-2	12/01/22 - 12/30/22	30	0.00	664,924.71	0.00	664,924.71	0.00	0.00	0.00	664,924.71	0.00
A-3	12/01/22 - 12/30/22	30	0.00	640,835.00	0.00	640,835.00	0.00	0.00	0.00	640,835.00	0.00
A-4	12/01/22 - 12/30/22	30	0.00	982,183.57	0.00	982,183.57	0.00	0.00	0.00	982,183.57	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	118,615.51	0.00	118,615.51	0.00	0.00	0.00	118,615.51	0.00
X-A	12/01/22 - 12/30/22	30	0.00	320,253.47	0.00	320,253.47	0.00	0.00	0.00	320,253.47	0.00
X-B	12/01/22 - 12/30/22	30	0.00	1,363.07	0.00	1,363.07	0.00	0.00	0.00	1,363.07	0.00
X-D	12/01/22 - 12/30/22	30	0.00	23,705.00	0.00	23,705.00	0.00	0.00	0.00	23,705.00	0.00
A-S	12/01/22 - 12/30/22	30	0.00	392,217.88	0.00	392,217.88	0.00	0.00	0.00	392,217.88	0.00
B	12/01/22 - 12/30/22	30	0.00	168,176.38	0.00	168,176.38	0.00	0.00	0.00	168,176.38	0.00
C	12/01/22 - 12/30/22	30	0.00	164,552.66	0.00	164,552.66	0.00	0.00	0.00	164,552.66	0.00
D	12/01/22 - 12/30/22	30	0.00	49,096.81	0.00	49,096.81	0.00	0.00	0.00	49,096.81	0.00
E-RR	12/01/22 - 12/30/22	30	0.00	121,671.61	0.00	121,671.61	0.00	0.00	0.00	121,671.61	0.00
F-RR	12/01/22 - 12/30/22	30	0.00	74,794.22	0.00	74,794.22	0.00	0.00	0.00	74,794.22	0.00
G-RR	12/01/22 - 12/30/22	30	0.00	39,894.35	0.00	39,894.35	0.00	0.00	0.00	39,894.35	0.00
NR-RR	12/01/22 - 12/30/22	30	80,592.87	144,606.10	0.00	144,606.10	440.43	0.00	0.00	144,165.67	81,342.69
Totals			80,592.87	3,915,031.10	0.00	3,915,031.10	440.43	0.00	0.00	3,914,590.67	81,342.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,371,003.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,061,295.53	Master Servicing Fee	7,505.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,681.61
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	439.09
ARD Interest	0.00	Operating Advisor Fee	1,583.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	263.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,061,295.53	Total Fees	15,763.36

Principal		Expenses/Reimbursements
Scheduled Principal	456,412.55	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	440.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	456,412.55	Total Expenses/Reimbursements	440.43

		Interest Reserve Deposit	130,501.04

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,914,590.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	456,412.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,371,003.22
Total Funds Collected	4,517,708.08	Total Funds Distributed	4,517,708.05

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,019,818,783.44	1,019,818,783.44	Beginning Certificate Balance	1,019,818,782.68
(-) Scheduled Principal Collections	456,412.55	456,412.55	(-) Principal Distributions	456,412.55
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,019,362,370.89	1,019,362,370.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,019,818,783.44	1,019,818,783.44	Ending Certificate Balance	1,019,362,370.13
Ending Actual Collateral Balance	1,019,362,370.89	1,019,362,370.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.76)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.76)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP	Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP
	9,999,999 or less	20	141,005,955.64	13.83%	66	4.9739	1.759166	1.49 or less	17	324,015,760.13	31.79%	57	4.9259	1.281120
10,000,000 to 19,999,999		12	162,800,753.83	15.97%	66	4.8962	1.766556	1.50 to 1.74	8	113,129,906.17	11.10%	65	4.8628	1.630754
20,000,000 to 24,999,999		4	87,900,000.00	8.62%	63	4.7787	1.882647	1.75 to 1.99	8	155,595,308.49	15.26%	65	4.5745	1.896545
25,000,000 to 49,999,999		11	383,968,414.63	37.67%	52	4.5141	2.200117	2.00 to 2.24	7	85,168,640.32	8.36%	66	4.8731	2.096054
	50,000,000 or greater	4	223,375,000.00	21.91%	39	4.2831	2.545743	2.25 or greater	11	321,140,508.99	31.50%	39	4.1586	3.242703
	Totals	56	1,019,362,370.89	100.00%	54	4.6245	2.103553	Totals	56	1,019,362,370.89	100.00%	54	4.6245	2.103553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP
							Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP
Alabama	2	9,722,277.54	0.95%	66	4.9491	2.186463
							Industrial	2	12,442,662.08	1.22%	66	4.7950	1.834500
Arizona	14	6,473,828.13	0.64%	6	5.3720	1.477600
							Lodging	10	163,246,307.33	16.01%	49	4.8400	1.729384
Arkansas	1	6,790,708.68	0.67%	67	5.1500	1.654400
							Multi-Family	10	127,230,617.23	12.48%	65	4.8732	1.855827
California	5	128,170,164.80	12.57%	41	3.6001	3.679272
							Office	96	288,499,366.90	28.30%	38	4.2753	2.852609
Colorado	1	9,154,831.55	0.90%	66	4.9760	0.707200
							Other	59	13,623,437.50	1.34%	6	5.3720	1.477600
Connecticut	2	22,400,000.00	2.20%	66	4.9500	1.833686
							Retail	27	346,611,121.34	34.00%	66	4.5844	1.746539
Florida	49	186,575,924.68	18.30%	46	4.4310	2.093182
							Self Storage	10	47,396,611.72	4.65%	66	5.1285	2.108097
Georgia	11	92,200,016.54	9.04%	66	5.1180	1.703302
							Totals	219	1,019,362,370.89	100.00%	54	4.6245	2.103553
Illinois	4	90,613,240.29	8.89%	36	4.7169	2.278301

Kansas	1	25,000,000.00	2.45%	66	4.7000	2.683700

Maryland	1	10,610,000.00	1.04%	66	4.5570	2.030500

Michigan	5	62,177,223.59	6.10%	66	4.8251	2.134946

Minnesota	19	6,489,843.75	0.64%	6	5.3720	1.477600

Montana	1	7,050,617.23	0.69%	66	5.0900	1.702700

New Jersey	1	4,050,000.00	0.40%	67	5.1040	1.392700

New York	16	198,475,000.00	19.47%	67	4.6565	1.563654

North Carolina	1	12,796,689.12	1.26%	66	4.9960	1.253200

Oklahoma	1	27,005,982.82	2.65%	66	4.8500	1.100800

Pennsylvania	69	20,126,562.50	1.97%	6	5.3720	1.477600

Tennessee	3	16,092,662.08	1.58%	66	4.8029	1.790657

Texas	3	15,095,595.45	1.48%	66	4.9695	1.995550

Virginia	2	9,502,955.36	0.93%	66	5.3663	2.444801

Washington	2	32,476,000.00	3.19%	63	4.8942	1.779996

Totals	219	1,019,362,370.89	100.00%	54	4.6245	2.103553

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP	Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP
	3.99999% or less	2	91,000,000.00	8.93%	30	3.1084	4.672657	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	5	181,525,946.90	17.81%	66	4.2217	2.069631	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	32	560,355,389.78	54.97%	56	4.7896	1.799012	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	12	166,168,787.42	16.30%	48	5.2682	1.838947	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,019,362,370.89	100.00%	54	4.6245	2.103553	49 months or greater	51	999,050,124.10	98.01%	54	4.6129	2.116576
								Totals	56	1,019,362,370.89	100.00%	54	4.6245	2.103553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP	Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP
	84 months or less	51	999,050,124.10	98.01%	54	4.6129	2.116576	Interest Only	24	650,761,000.00	63.84%	48	4.4301	2.343457
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	66,865,781.27	6.56%	66	4.7688	1.139308
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	24	281,423,342.83	27.61%	66	4.9983	1.824135
	Totals	56	1,019,362,370.89	100.00%	54	4.6245	2.103553	Totals	56	1,019,362,370.89	100.00%	54	4.6245	2.103553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	20,312,246.79	1.99%	45	5.1988	NAP				None
Underwriter's Information		1	38,000,000.00	3.73%	66	4.1212	2.580000
	12 months or less	46	859,463,014.69	84.31%	55	4.6183	2.069390
	13 months to 24 months	4	101,587,109.41	9.97%	40	4.7504	2.342429
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,019,362,370.89	100.00%	54	4.6245	2.103553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310731002	RT	Aventura	FL	Actual/360	4.121%	230,675.52	0.00	0.00	N/A	07/01/28	--	65,000,000.00	65,000,000.00	01/01/23
1A	310731007				Actual/360	4.121%	134,856.46	0.00	0.00	N/A	07/01/28	--	38,000,000.00	38,000,000.00	01/01/23
2	304102073	RT	Various	Various	Actual/360	4.980%	246,043.12	0.00	0.00	N/A	08/06/28	--	57,375,000.00	57,375,000.00	12/06/22
3	320261003	OF	San Jose	CA	Actual/360	2.638%	115,838.28	0.00	0.00	N/A	06/06/23	--	51,000,000.00	51,000,000.00	01/06/23
4	320261004	Various Various		Various	Actual/360	5.372%	231,294.44	0.00	0.00	N/A	07/01/23	--	50,000,000.00	50,000,000.00	01/01/23
5	320261005	LO	Tampa	FL	Actual/360	4.558%	173,482.54	0.00	0.00	N/A	06/06/23	--	44,200,000.00	44,200,000.00	01/06/23
6	320261006	RT	New York	NY	Actual/360	4.640%	173,806.67	0.00	0.00	N/A	08/01/28	--	43,500,000.00	43,500,000.00	01/01/23
7	320261007	OF	Chicago	IL	Actual/360	4.627%	171,342.34	0.00	0.00	N/A	07/01/23	--	43,000,000.00	43,000,000.00	01/01/23
8	656120813	OF	San Francisco	CA	Actual/360	3.709%	127,740.67	0.00	0.00	04/06/28	04/06/31	--	40,000,000.00	40,000,000.00	01/06/23
9	304102065	RT	Levittown	NY	Actual/360	4.355%	150,005.56	0.00	0.00	N/A	07/06/28	--	40,000,000.00	40,000,000.00	01/06/23
10	320261010	LO	Kennesaw	GA	Actual/360	5.330%	137,550.87	40,743.24	0.00	N/A	07/01/28	--	29,969,323.50	29,928,580.26	01/01/23
11	304102064	LO	Various	GA	Actual/360	4.830%	114,077.48	94,114.78	0.00	N/A	07/06/28	--	27,427,966.33	27,333,851.55	01/06/23
12	656120840	OF	Tulsa	OK	Actual/360	4.850%	113,036.94	59,728.28	0.00	N/A	07/06/28	--	27,065,711.10	27,005,982.82	01/06/23
13	304102072	OF	New York	NY	Actual/360	4.300%	96,272.22	0.00	0.00	N/A	07/06/28	--	26,000,000.00	26,000,000.00	01/06/23
14	320261014	OF	Overland Park	KS	Actual/360	4.700%	101,180.56	0.00	0.00	N/A	07/01/28	--	25,000,000.00	25,000,000.00	01/01/23
15	304102068	MF	Royal Oak	MI	Actual/360	4.800%	98,662.67	0.00	0.00	N/A	07/06/28	--	23,870,000.00	23,870,000.00	01/06/23
16	320261016	MF	Tumwater	WA	Actual/360	4.896%	95,914.00	0.00	0.00	N/A	03/06/28	--	22,750,000.00	22,750,000.00	01/06/23
17	304102067	MF	Sterling Heights	MI	Actual/360	4.800%	87,957.33	0.00	0.00	N/A	07/06/28	--	21,280,000.00	21,280,000.00	01/06/23
18	309640010	LO	Chicago	IL	Actual/360	4.597%	79,170.56	0.00	0.00	N/A	11/01/27	--	20,000,000.00	20,000,000.00	01/01/23
19	304102265	OF	Westchester	IL	Actual/360	4.860%	73,889.22	26,487.42	0.00	N/A	06/06/28	--	17,655,727.71	17,629,240.29	01/06/23
20	320261020	SS	Various	Various	Actual/360	5.270%	73,016.16	17,748.51	0.00	N/A	07/06/28	--	16,089,746.05	16,071,997.54	01/06/23
21	320261021	RT	Tampa	FL	Actual/360	4.750%	66,671.53	0.00	0.00	N/A	07/01/28	--	16,300,000.00	16,300,000.00	01/01/23
22	656120830	OF	Greenwich	CT	Actual/360	4.938%	68,034.67	0.00	0.00	N/A	07/06/28	--	16,000,000.00	16,000,000.00	01/06/23
23	304102078	MF	New York	NY	Actual/360	4.780%	33,916.76	0.00	0.00	N/A	08/06/28	--	8,240,000.00	8,240,000.00	01/06/23
24	304102076	MF	New York	NY	Actual/360	4.780%	25,108.28	0.00	0.00	N/A	08/06/28	--	6,100,000.00	6,100,000.00	01/06/23
25	656120824	RT	Sacramento	CA	Actual/360	4.977%	57,666.79	18,362.40	0.00	N/A	06/06/28	--	13,455,471.81	13,437,109.41	01/06/23
26	304102077	MF	New York	NY	Actual/360	4.780%	31,776.38	0.00	0.00	N/A	08/06/28	--	7,720,000.00	7,720,000.00	01/06/23
27	304102075	MF	New York	NY	Actual/360	4.780%	26,507.76	0.00	0.00	N/A	08/06/28	--	6,440,000.00	6,440,000.00	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	304102080	LO	Sacramento	CA	Actual/360	4.460%	48,219.05	29,279.98	0.00	N/A	07/06/28	--	12,555,226.88	12,525,946.90	01/06/23
29	320261029	LO	Charlotte	NC	Actual/360	4.996%	55,127.25	17,310.67	0.00	N/A	07/01/28	--	12,813,999.79	12,796,689.12	01/01/23
30	320261030	IN	Nashville	TN	Actual/360	4.795%	51,453.77	18,810.89	0.00	N/A	07/06/28	--	12,461,472.97	12,442,662.08	01/06/23
31	320261031	MF	College Park	GA	Actual/360	5.235%	58,602.92	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	01/06/23
32	320261032	RT	Sacramento	CA	Actual/360	4.980%	48,116.46	13,209.74	0.00	N/A	07/06/28	--	11,220,318.23	11,207,108.49	01/06/23
33	304102066	MF	Livonia	MI	Actual/360	4.800%	44,557.33	0.00	0.00	N/A	07/06/28	--	10,780,000.00	10,780,000.00	01/06/23
34	320261034	RT	Windsor Mill	MD	Actual/360	4.557%	41,634.52	0.00	0.00	N/A	07/01/28	--	10,610,000.00	10,610,000.00	01/01/23
35	656120826	RT	Aurora	IL	Actual/360	5.090%	43,760.43	0.00	0.00	N/A	07/06/28	--	9,984,000.00	9,984,000.00	01/06/23
36	304102049	SS	Federal Way	WA	Actual/360	4.890%	40,954.56	0.00	0.00	N/A	06/06/28	--	9,726,000.00	9,726,000.00	01/06/23
37	320261037	LO	Wheat Ridge	CO	Actual/360	4.976%	39,280.72	12,434.65	0.00	N/A	07/01/28	--	9,167,266.20	9,154,831.55	01/01/23
38	304102081	RT	Bronx	NY	Actual/360	4.870%	39,839.31	0.00	0.00	N/A	08/06/28	--	9,500,000.00	9,500,000.00	01/06/23
39	304102050	SS	Various	Various	Actual/360	5.050%	38,738.97	10,390.25	0.00	N/A	06/06/28	--	8,908,354.56	8,897,964.31	01/06/23
40	320261040	RT	Webster	TX	Actual/360	4.990%	33,001.45	9,627.30	0.00	N/A	08/01/28	--	7,680,213.97	7,670,586.67	01/01/23
41	320261041	LO	Chesapeake	VA	Actual/360	5.450%	34,334.94	9,708.22	0.00	N/A	07/06/28	--	7,316,116.17	7,306,407.95	01/06/23
42	320261042	RT	Various	Various	Actual/360	5.088%	31,496.63	10,253.74	0.00	N/A	07/06/28	--	7,188,824.00	7,178,570.26	01/06/23
43	320261043	OF	Delray Beach	FL	Actual/360	5.390%	32,781.74	8,164.45	0.00	N/A	07/06/23	--	7,062,917.08	7,054,752.63	01/06/23
44	320261044	MF	Whitefish	MT	Actual/360	5.090%	30,938.79	8,109.36	0.00	N/A	07/06/28	--	7,058,726.59	7,050,617.23	01/06/23
45	320261045	OF	Huntsville	AL	Actual/360	4.810%	26,968.42	9,800.48	0.00	N/A	07/06/28	--	6,511,053.65	6,501,253.17	01/06/23
46	304102074	SS	Little Rock	AR	Actual/360	5.150%	30,148.89	7,663.43	0.00	N/A	08/06/28	--	6,798,372.11	6,790,708.68	01/06/23
47	304102045	SS	Various	Various	Actual/360	5.230%	26,645.93	6,628.26	0.00	N/A	06/06/28	--	5,916,569.45	5,909,941.19	01/06/23
48	320261048	MF	Macon	GA	Actual/360	5.220%	22,385.32	6,920.66	0.00	N/A	07/06/28	04/06/28	4,980,048.72	4,973,128.06	01/06/23
49	320261049	RT	Irving	TX	Actual/360	4.892%	20,138.72	6,373.31	0.00	N/A	07/01/28	--	4,780,641.37	4,774,268.06	01/01/23
50	320261050	RT	Atlanta	GA	Actual/360	4.739%	17,822.80	6,663.47	0.00	N/A	07/06/28	--	4,367,470.04	4,360,806.57	01/06/23
51	304102084	RT	Hoboken	NJ	Actual/360	5.104%	17,800.20	0.00	0.00	N/A	08/06/28	--	4,050,000.00	4,050,000.00	01/06/23
52	320261052	RT	Knoxville	TN	Actual/360	4.830%	15,180.96	0.00	0.00	N/A	07/01/28	--	3,650,000.00	3,650,000.00	01/01/23
53	304102057	OF	Crestwood	IL	Actual/360	5.120%	13,898.00	4,468.05	0.00	N/A	07/01/28	--	3,152,267.87	3,147,799.82	01/01/23
54	320261054	IN	Oakland	CA	Actual/360	4.760%	11,067.00	0.00	0.00	N/A	08/01/28	06/01/28	2,700,000.00	2,700,000.00	01/01/23
55	304102054	OF	Woodridge	IL	Actual/360	5.190%	10,904.67	3,411.01	0.00	N/A	07/01/28	--	2,439,977.29	2,436,566.28	01/01/23
Totals							4,061,295.53	456,412.55	0.00				1,019,818,783.44	1,019,362,370.89
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	137,907,617.00	107,716,799.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,475,815.74	1,786,074.93	01/01/22	06/30/22	--	0.00	0.00	243,335.67	243,335.67	0.00	0.00
3	8,013,717.64	6,085,512.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	113,437,567.70	83,414,901.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,792,605.00	6,657,870.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,102,321.84	2,285,375.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	53,760,047.13	39,381,598.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	25,668,998.93	22,016,272.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,201,587.11	3,312,604.71	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	2,808,890.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,076,118.24	2,922,113.70	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,698,961.93	2,247,227.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,451,501.53	1,643,064.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	10,651,421.13	8,017,346.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,312,106.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,078,685.41	1,584,903.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,405,041.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(163,500.04)	5,785,483.02	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	10,753,346.00	10,913,015.02	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,187,876.44	1,287,551.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,317,060.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,603,319.46	1,263,470.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	12,089.62	0.00
23	492,397.72	430,677.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	214,959.00	308,573.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,037,828.00	480,231.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	355,180.02	372,719.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	418,288.95	305,098.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,144,410.13	1,570,896.19	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	733,345.02	1,228,929.32	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,600,928.47	1,248,760.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,117,463.05	983,223.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,031,218.02	526,831.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,299,456.80	1,025,998.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,226,562.61	809,165.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	878,315.00	668,625.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	803,808.55	399,007.95	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	441,566.62	547,697.23	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	721,729.75	356,085.69	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,098,911.00	934,247.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,012,397.61	774,452.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,164,105.00	1,244,085.81	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	754,175.00	1,366,161.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	779,515.96	812,858.16	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	828,410.00	686,307.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	568,149.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	939,376.14	852,445.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	625,589.28	506,026.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	640,205.12	453,770.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	414,811.21	227,038.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	295,446.00	221,585.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	416,485,556.27	332,356,786.55				0.00	0.00	243,335.67	243,335.67	12,089.62	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624540%	4.606491%	54
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624687%	4.606637%	55
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624849%	4.606797%	56
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624996%	4.606942%	57
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.625156%	4.607101%	58
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.625301%	4.607244%	59
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.625445%	4.607386%	60
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.625603%	4.607542%	61
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.625745%	4.590343%	62
04/18/22	0	0.00	0	0.00	0	0.00	1	57,375,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.625901%	4.590501%	63
03/17/22	0	0.00	0	0.00	1	13,624,562.16	1	57,375,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626042%	4.590643%	64
02/17/22	0	0.00	0	0.00	1	13,647,760.87	1	4,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626226%	4.589841%	65
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	304102073	12/06/22	0	B	243,335.67	243,335.67	0.00	57,375,000.00
Totals					243,335.67	243,335.67	0.00	57,375,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		195,254,753	195,254,753	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		20,000,000	20,000,000	0		0
> 60 Months		804,107,618	804,107,618	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	1,019,362,371	1,019,362,371	0	0	0	0
Dec-22	1,019,818,783	1,019,818,783	0	0	0	0
Nov-22	1,020,311,278	1,020,311,278	0	0	0	0
Oct-22	1,020,763,657	1,020,763,657	0	0	0	0
Sep-22	1,021,252,263	1,021,252,263	0	0	0	0
Aug-22	1,021,700,642	1,021,700,642	0	0	0	0
Jul-22	1,022,147,116	1,022,147,116	0	0	0	0
Jun-22	1,022,630,032	1,022,630,032	0	0	0	0
May-22	1,023,072,555	1,023,072,555	0	0	0	0
Apr-22	1,023,551,664	966,176,664	0	0	0	57,375,000
Mar-22	1,023,990,270	952,990,707	0	0	13,624,562	57,375,000
Feb-22	1,024,542,816	1,010,895,055	0	0	13,647,761	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	320261010	31,140,781.66	5.33000%	31,105,415.09 5.33000%		10	06/29/20	07/01/20	08/11/20
41	320261041	0.00	5.45000%	0.00	5.45000%	8	07/01/20	04/06/20	--
Totals		31,140,781.66		31,105,415.09
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
41	0.00	0.00	0.00	0.00	440.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	440.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			440.43

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27